Leases - Summary of future minimum lease payments to be received under noncancelable operating leases (Detail) ¥ in Millions	Sep. 30, 2021 JPY (¥)
Leases [Abstract]
Minimum lease payments to be received, Less than 1 year	¥ 4,411
Minimum lease payments to be received, 1 to 2 years	4,352
Minimum lease payments to be received, 2 to 3 years	4,352
Minimum lease payments to be received, 3 to 4 years	4,352
Minimum lease payments to be received, 4 to 5 years	4,352
Minimum lease payments to be received, More than 5 years	27,161
Minimum lease payments to be received, Total	¥ 48,980